Accounts Receivable	9 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]

4.  Accounts Receivable

As at December 31, 2024, the Company had accounts receivable of $1,790,569, net of allowance against accounts receivable of $1,027,861. During the 9 months ended December 31, 2024, $378,454 that was previously included in allowance for credit losses was written off due to the bankruptcy of a customer.

The Company has evaluated the carrying value of accounts receivable as at December 31, 2024 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $1,027,861 (March 31, 2024 - $1,319,873) is warranted.